PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)

Office building	419,797	426,947
Vehicles	23,010	20,360
Computer equipment	901,894	1,071,326
Furniture and office equipment	355,748	421,157
Leasehold improvement	1,644,576	2,315,577
Construction in progress	173,957	143,360
Total	3,518,982	4,398,727
Less: accumulated depreciation	(2,046,522)	(2,412,683)
Less: accumulated impairment	—	(14,337)
Net book value	1,472,460	1,971,707

Depreciation expenses recognized for the years ended December 31, 2019, 2020 and 2021 amounted to RMB562.0 million, RMB552.8 million and RMB879.7 million, respectively.